Investments and Equity Method Investments - Schedule of Investments and Equity Method Investments (Details) - USD ($) $ in Thousands		Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Net Investment Income [Line Items]
Investments		$ 89,068		$ 102,037		$ 74,200
Equity Method Investments		6,914	[1]	13,194	[1],[2]	28,924	[2]
Genomatica, Inc. preferred stock [Member]
Net Investment Income [Line Items]
Investments		44,885		55,000		55,000
Synlogic, Inc. common stock [Member]
Net Investment Income [Line Items]
Investments		7,292		15,345		13,696
Synlogic, Inc. warrants [Member]
Net Investment Income [Line Items]
Investments		2,930		6,166		5,504
Cronos Group Inc. common stock [Member]
Net Investment Income [Line Items]
Investments				10,331		0
Non-marketable equity securities [Member]
Net Investment Income [Line Items]
Investments		17,738		15,195		0
Joyn Bio, LLC [Member]
Net Investment Income [Line Items]
Equity Method Investments		1,283	[1]	11,694	[1],[2]	28,924	[2]
Other
Net Investment Income [Line Items]
Equity Method Investments		1,310	[1]	1,500	[1],[2]	$ 0	[2]
Marketable Equity Securities [Member]
Net Investment Income [Line Items]
Investments		16,223		10,331
Biomedit Llc [Member]
Net Investment Income [Line Items]
Equity Method Investments	[1]	$ 4,321		$ 0

[1]	Equity method investments in Platform Ventures with a carrying value of zero as of June 30, 2022 and December 31, 2021 were excluded from the table.
[2]	Equity method investments in Platform Ventures with a carrying value of zero as of December 31, 2021 and 2020 were excluded from the table above.